Share-based payments - Charge has been recognised in income statement for Rio Tinto's share-based incentive plans, and the related liability (for cash-settled plans) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Charge recognised for the year	$ 172	$ 144	$ 122
Liability at the end of the year	5	6
Equity-settled awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Charge recognised for the year	170	140	117
Liability at the end of the year	0	0
Cash-settled awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Charge recognised for the year	2	4	$ 5
Liability at the end of the year	$ 5	$ 6